Revision to Prior Period Financial Statements (Details) - Schedule of balance sheet	Dec. 17, 2020 USD ($)
As Previously Reported [Member]
Balance Sheet
Total assets	$ 59,328,581
Total current liabilities	198,291
Deferred underwriting commissions	2,012,500
Derivative warrant liabilities
Total liabilities	2,210,791
Class A common stock, $0.0001 par value; shares subject to possible redemption	52,117,783
Stockholders’ equity
Preferred stock- $0.0001 par value
Additional paid-in-capital	5,147,829
Accumulated deficit	(148,035)
Total stockholders’ equity	5,000,007
Total liabilities and stockholders’ equity	59,328,581
As Previously Reported [Member] | Class A Common Stock [Member]
Stockholders’ equity
Common stock value	69
As Previously Reported [Member] | Class B Common Stock [Member]
Stockholders’ equity
Common stock value	144
Restatement Adjustment [Member]
Balance Sheet
Total assets
Total current liabilities
Derivative warrant liabilities	15,776,805
Total liabilities	15,776,805
Class A common stock, $0.0001 par value; shares subject to possible redemption	(15,776,805)
Stockholders’ equity
Preferred stock- $0.0001 par value
Additional paid-in-capital	3,570,433
Accumulated deficit	(3,570,581)
Total stockholders’ equity
Total liabilities and stockholders’ equity
Restatement Adjustment [Member] | Class A Common Stock [Member]
Stockholders’ equity
Common stock value	148
Restatement Adjustment [Member] | Class B Common Stock [Member]
Stockholders’ equity
Common stock value
As Restated [Member]
Balance Sheet
Total assets	59,328,581
Total current liabilities	198,291
Deferred underwriting commissions	2,012,500
Derivative warrant liabilities	15,776,805
Total liabilities	17,987,596
Class A common stock, $0.0001 par value; shares subject to possible redemption	36,340,978
Stockholders’ equity
Preferred stock- $0.0001 par value
Additional paid-in-capital	8,718,262
Accumulated deficit	(3,718,616)
Total stockholders’ equity	5,000,007
Total liabilities and stockholders’ equity	59,328,581
As Restated [Member] | Class A Common Stock [Member]
Stockholders’ equity
Common stock value	217
As Restated [Member] | Class B Common Stock [Member]
Stockholders’ equity
Common stock value	$ 144